Long-Term Debt - Schedule of Carrying Values and Fair Values of Notes Payable and Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Jul. 05, 2017	Jan. 31, 2017	Dec. 31, 2016	May 31, 2016	Mar. 29, 2016	Apr. 26, 2012	Apr. 05, 2011
Debt Instrument [Line Items]
Long-term debt, Carrying Value	$ 14,208,658			$ 14,198,084
Current portion of long-term debt	96,572			0
Total long-term debt, excluding current portion	14,112,086			14,198,084
Long-term debt, Fair Value	12,963,999			11,281,169
Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Total long-term debt, excluding current portion	(1,209,646)			(1,406,823)
6.75% Senior Notes due June 2018 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			$ 403,300
Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	3,268,870			3,467,902
Long-term debt, Fair Value	1,944,769			1,345,000
Intelsat Luxembourg [Member] | 6.75% Senior Notes due June 2018 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	96,650			500,000
Unamortized prepaid debt issuance costs and discount	(78)			(5,746)
Long-term debt, Fair Value	94,717			410,000
Intelsat Luxembourg [Member] | 7.75% Senior Notes due June 2021 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	2,000,000			2,000,000
Unamortized prepaid debt issuance costs	13,325			16,588
Long-term debt, Fair Value	1,070,000			640,000
Intelsat Luxembourg [Member] | 8.125% Senior Notes due June 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	1,000,000			1,000,000
Unamortized prepaid debt issuance costs	8,562			9,764
Long-term debt, Fair Value	515,000			295,000
Intelsat Luxembourg [Member] | 12.5% Senior Notes due November 2024 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	403,350
Unamortized prepaid debt issuance costs and discount	(209,165)
Long-term debt, Fair Value	265,052
Intelsat Connect Finance S.A [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	464,784			434,627
Long-term debt, Fair Value	640,406			475,725
Intelsat Connect Finance S.A [Member] | Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	(1,209,646)			(1,406,823)
Long-term debt, Fair Value	(845,917)			(676,382)
Intelsat Connect Finance S.A [Member] | 6.75% Senior Notes due June 2018 [Member] | Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Long-term debt, Fair Value				(330,107)
Intelsat Connect Finance S.A [Member] | 7.75% Senior Notes due June 2021 [Member] | Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Long-term debt, Fair Value	(523,855)			(313,334)
Intelsat Connect Finance S.A [Member] | 8.125% Senior Notes due June 2023 [Member] | Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Long-term debt, Fair Value	(57,506)			(32,941)
Intelsat Connect Finance S.A [Member] | 12.5% Senior Notes due November 2024 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	402,600
Intelsat Connect Finance S.A [Member] | 12.5% Senior Notes due November 2024 [Member] | Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	(402,595)
Unamortized prepaid debt issuance costs	(208,775)
Long-term debt, Fair Value	(264,556)
Intelsat Connect Finance S.A [Member] | 12.5% Senior Notes due April 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	731,892			731,884
Unamortized prepaid debt issuance costs and discount	(267,108)			(297,257)
Long-term debt, Fair Value	640,406			475,725
Intelsat Connect Finance S.A [Member] | 6.75% Senior Notes due June 2018 [Member] | Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value				(402,570)
Unamortized prepaid debt issuance costs and discount				5,490
Intelsat Connect Finance S.A [Member] | 7.75% Senior Notes due June 2021 [Member] | Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	(979,168)			(979,168)
Unamortized prepaid debt issuance costs	(6,524)			(8,121)
Intelsat Connect Finance S.A [Member] | 8.125% Senior Notes due June 2023 [Member] | Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	(111,663)			(111,663)
Unamortized prepaid debt issuance costs	(956)			(1,090)
Intelsat Connect Finance S.A [Member] | Twelve Point Five Percentage Senior Notes [Member] | Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Unamortized prepaid debt issuance costs and discount	67,525			71,877
Intelsat Jackson [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	11,684,650			11,702,378				$ 2,650,000
Long-term debt, Fair Value	11,224,741			10,136,826
Intelsat Jackson [Member] | 9.5% Senior Secured Notes due September 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	490,000			490,000	$ 490,000
Unamortized prepaid debt issuance costs and discount	(17,556)			(20,243)
Long-term debt, Fair Value	565,950			543,900
Intelsat Jackson [Member] | 8.00% Senior Secured Notes due February 2024 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	1,349,678			1,349,678		$ 1,250,000
Unamortized prepaid debt issuance costs and premium	(5,378)			(6,005)
Long-term debt, Fair Value	1,423,910			1,383,420
Intelsat Jackson [Member] | 7.25% Senior Notes due October 2020 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	2,200,000			2,200,000			$ 1,200,000
Unamortized prepaid debt issuance costs and premium	(5,151)			(6,756)
Long-term debt, Fair Value	2,068,000			1,716,000
Intelsat Jackson [Member] | 7.25% Senior Notes due April 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value		$ 1,500,000		1,500,000				1,500,000
Unamortized prepaid debt issuance costs				5,886
Long-term debt, Fair Value				1,260,000
Intelsat Jackson [Member] | 7.5% Senior Notes due April 2021 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	1,150,000			1,150,000				$ 1,150,000
Unamortized prepaid debt issuance costs	5,415			6,828
Long-term debt, Fair Value	1,040,750			879,750
Intelsat Jackson [Member] | 5.5% Senior Notes due August 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	2,000,000			2,000,000
Unamortized prepaid debt issuance costs	12,977			14,900
Long-term debt, Fair Value	1,630,000			1,340,000
Intelsat Jackson [Member] | 9.75% Senior Notes due July 2025 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	1,500,000
Unamortized prepaid debt issuance costs	20,315
Long-term debt, Fair Value	1,455,000
Intelsat Jackson [Member] | Senior Secured Credit Facilities Due June 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	1,095,000			3,095,000
Unamortized prepaid debt issuance costs and discount	(4,636)			(21,682)
Long-term debt, Fair Value	1,093,631			$ 3,013,756
Intelsat Jackson [Member] | Senior Secured Credit Facilities due November 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	2,000,000
Unamortized prepaid debt issuance costs and discount	(28,600)
Long-term debt, Fair Value	$ 1,947,500